UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324
Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2007

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 78.47%					$942,048,513

(Cost $940,960,634)

Agricultural Products 0.92%					11,089,069

Cosan SA Industria e Comercio,
Perpetual Bond (Brazil) (F)(S)	8.250%	02-15-49	BB	$5,750	5,606,250
Saskatchewan Wheat Pool, Inc.,
Sr Note (Canada) (D)	8.000	04-08-13	BB	5,800	5,482,819

Apparel, Accessories & Luxury Goods 0.66%					7,950,050

Hanesbrands Inc.,
Gtd Sr Note Ser B (L)(P)	8.784	12-15-14	B-	7,960	7,950,050

Broadcasting & Cable TV 3.09%					37,036,628

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B-	7,953	7,774,057
Charter Communications Holdings II,
LLC/Charter Communications II Capital
Corp.,
Sr Note	10.250	09-15-10	CCC	5,000	5,050,000
Shaw Communications, Inc.,
Sr Note (Canada) (D)	6.100	11-16-12	BB+	9,000	8,440,355
Sr Note (Canada) (D)	5.700	03-02-17	BB+	2,325	2,056,246
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03-15-12	B	3,397	3,430,970
XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	5,000	4,750,000
Gtd Sr Note (P)	9.856	05-01-13	CCC	4,500	4,185,000
Young Broadcasting, Inc.,
Gtd Sr Sub Note	10.000	03-01-11	CCC-	1,500	1,350,000

Casinos & Gaming 6.23%					74,783,889

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB-	2,540	2,527,300

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Fountainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC+	1,925	1,650,687
Sr Note (G)	12.000	06-01-22	CCC+	3,000	3,000,000
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (Canada) (F)(S)	7.250	02-15-15	B+	1,250	1,200,000
Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B	2,550	2,212,125
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	10,070	10,044,825
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	5,000	5,025,000
Mandalay Resort Group,
Sr Sub Note (L)	9.375	02-15-10	B+	3,850	4,023,250
MGM Mirage, Inc.,
Gtd Sr Note (L)	7.625	01-15-17	BB	5,140	5,088,600
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	B	4,450	4,511,187
Sr Sub Note (L)	7.125	08-15-14	B	2,890	2,824,975
Sr Sub Note (L)	6.375	07-15-09	B	5,080	4,991,100
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B	5,125	5,176,250
Penn National Gaming, Inc.,
Sr Sub Note (S)	6.750	03-01-15	B+	2,800	2,807,000
Pinnacle Entertainment, Inc.,
Sr Sub Note (L)(S)	7.500	06-15-15	B-	1,800	1,656,000
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	2,500	2,675,000
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	12-15-10	B+	1,275	1,287,750
Turning Stone Resort & Casino,
Sr Note (S)	9.125	09-15-14	B+	8,700	8,787,000
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	BB-	5,192	5,295,840

Coal & Consumable Fuels 0.62%					7,438,500

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB-	7,830	7,438,500

Commodity Chemicals 0.28%					3,346,000

Braskem SA,
Note (Brazil) (F)(S)	11.750	01-22-14	BB	2,800	3,346,000

Construction & Farm Machinery & Heavy Trucks 0.37%					4,473,500

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB-	4,600	4,473,500

Consumer Finance 0.12%					1,456,656

Capital One Capital IV,
Gtd Sub Bond (L)	6.745	02-17-37	BBB-	1,745	1,456,656

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Distillers & Vintners 0.30%					3,637,500

Constellation Brands, Inc.,
Sr Note (L)(S)	7.250	05-15-17	BB-	3,750	3,637,500

Diversified Banks 1.77%					21,208,938

Banco Macro SA,
Note (Argentina) (F)(S)	8.500	02-01-17	B2	5,310	4,420,575
Bancolombia SA,
Sub Bond (Colombia) (F)	6.875	05-25-17	Ba1	2,085	1,939,050
European Investment Bank,
Sr Note (New Zealand) (D)	6.750	11-17-08	AAA	9,920	6,841,798
Sr Note (New Zealand) (D)	6.080	04-21-08	AAA	6,695	4,626,694
Landwirtschaftliche Rentenbank,
Note (New Zealand) (D)	6.500	09-17-09	AAA	4,960	3,380,821

Diversified Commercial & Professional Services	0.24%				2,905,400

ARAMARK Services, Inc.,
Gtd Sr Note (P)	8.856	02-01-15	B-	2,920	2,905,400

Diversified Metals & Mining 0.19%					2,238,503

New Gold, Inc.,
Sr Note (Canada) (D)(G)	10.000	06-28-17	B	2,960	2,238,503

Electric Utilities 0.34%					4,122,800

Cia de Transporte de Energia Electrica
en Alta Tension Transener SA,
Sr Note (Argentina) (F)(S)	8.875	12-15-16	B	4,685	4,122,800

Environmental & Facilities Services 0.09%					1,071,438

Blaze Recycling & Metals, Inc.,
Sr Sec Note (S)	10.875	07-15-12	B	1,085	1,071,438

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Foreign Government 34.45%					413,633,257

Austria, Republic of,
Note (New Zealand) (D)	6.000	09-26-08	AAA	4,960	3,403,446
Bonos Y Oblig Del Estado,
Bond (Spain) (C)	6.150	01-31-13	AAA	24,015	35,718,965
Bond (Spain) (C)	5.400	07-30-11	AAA	10,615	15,090,691
Bundesrepublik Deutschland,
Bond (Germany) (C)	3.500	01-04-16	AAA	14,070	18,227,448
Canada, Government of,
Bond (Canada) (D)	4.250	12-01-08	AAA	14,190	13,385,831
Bond (Canada) (D)	4.250	09-01-09	AAA	22,600	21,311,746
Bond (Canada) (D)	4.000	09-01-10	AAA	13,220	12,366,577
Bond (Canada) (D)(M)	4.000	06-01-16	AAA	52,290	47,977,688
Canada Housing Trust,
Gtd Bond (Canada) (D)	4.100	12-15-08	AAA	2,000	1,879,926
Note (Canada) (D)	4.800	06-15-12	AAA	38,340	36,609,744
Colombia, Republic of,
Note (Colombia) (F)	10.750	01-15-13	BBB-	11,900	14,345,450
France, Government of,
Bond (France) (C)	4.750	10-25-12	AAA	16,935	23,674,892
Germany, Federal Republic of,
Bond (Germany) (C)	5.000	01-04-12	AAA	12,585	17,729,361
Mexican States, United,
Bond (Mexico) (F)	11.375	09-15-16	BBB	3,800	5,320,000
New South Wales Treasury Corp.,
Bond (Austria) (D)	7.000	12-01-10	AAA	72,880	59,964,471
Ontario, Province of,
Bond (Canada) (D)	4.400	03-08-16	AA	12,620	11,665,492
Deb (Canada) (D)	4.500	03-08-15	AA	8,915	8,323,813
Deb (Canada) (D)	4.400	11-19-08	AA	21,000	19,810,493
Note (New Zealand) (D)	6.375	10-12-10	AA	4,930	3,322,813
Note (Canada) (D)	6.250	06-16-15	AA	10,600	6,879,299
Quebec, Province of,
Deb (Canada) (D)	5.250	10-01-13	A+	22,160	21,536,583
United Kingdom Treasury,
(United Kingdom) (D)	5.000	03-07-08	AAA	7,500	15,088,528

Gas Utilities 0.28%					3,377,304

Southern Union Co.,
Jr Sub Note Ser A	7.200	11-01-66	BB	3,355	3,377,304

Health Care Facilities 0.53%					6,334,660

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	4,446	4,546,035
HealthSouth Corp.,
Gtd Sr Note (P)	11.409	06-15-14	CCC+	1,745	1,788,625

Integrated Oil & Gas 0.68%					8,190,002

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	3,800	4,174,300
Gtd Note	7.375	12-15-14	BBB	3,675	4,015,702

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Integrated Telecommunication Services 1.36%					16,256,600

Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB-	5,000	4,837,500
Cincinnati Bell, Inc.,
Sr Sub Note (L)	8.375	01-15-14	B-	5,850	5,791,500
Citizens Communications Co.,
Sr Note	7.125	03-15-19	BB+	2,770	2,638,425
West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B-	2,945	2,989,175

Leisure Facilities 0.61%					7,367,000

AMC Entertainment, Inc.,
Sr Sub Note (L)	8.000	03-01-14	CCC+	4,950	4,578,750
HRP Myrtle Beach Operations, LLC,
Sr Sec Note (P)(S)	10.070	04-01-12	B+	2,935	2,788,250

Marine 0.43%					5,106,250

Navios Maritime Holdings,
Sr Note (Marshall Islands) (F)	9.500	12-15-14	B	5,000	5,106,250

Metal & Glass Containers 1.30%					15,578,274

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	5,775	5,890,500
OI European Group BV,
Gtd Snr Note (Netherlands) (C)(S)	6.875	03-31-17	B	1,715	2,226,921
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	3,200	3,280,000
Gtd Sr Sec Note	8.875	02-15-09	BB	4,114	4,180,853

Movies & Entertainment 0.25%					3,019,800

Marquee Holdings, Inc.,
Sr Disc Note Ser B	12.000	08-15-14	CCC+	3,595	3,019,800

Multi-Line Insurance 0.17%					1,999,887

Sul America Participacoes SA,
Bond (Brazil) (F)(L)(S)	8.625	02-15-12	B	1,985	1,999,887

Multi-Utilities 0.25%					2,973,750

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	3,000	2,973,750

Oil & Gas Equipment & Services 0.26%					3,174,112

Allis-Chalmers Energy Inc.,
Sr Note	8.500	03-01-17	B	3,315	3,174,112

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Oil & Gas Exploration & Production 0.73%					8,767,812

Dune Energy, Inc.,
Sr Sec Note (S)	10.500	06-01-12	B-	5,070	4,765,800
Energy XXI Gulf Coast, Inc.,
Sr Note (L)(S)	10.000	06-15-13	CCC	3,095	2,878,350
W&T Offshore, Inc.,
Gtd Sr Note (S)	8.250	06-15-14	B-	1,205	1,123,662

Oil & Gas Storage & Transportation 0.59%					7,099,325

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B	7,135	7,099,325

Other Diversified Financial Services 4.57%					54,922,587

Cosan Finance Ltd.,
Gtd Bond (Cayman Islands) (Brazil)
(F)(L)(S)	7.000	02-01-17	BB	4,045	3,777,019
Ford Motor Credit Co., LLC,
Note	7.800	06-01-12	B	1,595	1,469,477
General Electric Capital Corp.,
Sr Bond (New Zealand) (D)	6.625	02-04-10	AAA	19,500	13,252,733
Independencia International Ltd.,
Gtd Sr Bond (L)(S)	9.875	01-31-17	B	5,000	4,850,000
Inter-American Development Bank,
Sr Note Series INTL (Supranational) (D)	7.250	05-24-12	AAA	16,285	11,281,255
Sr Note Series MPLE (Supranational) (D)	4.250	12-02-12	AAA	13,560	12,554,136
Orascom Telecom Finance SCA,
Gtd Note (Egypt) (F)	7.875	02-08-14	B-	1,735	1,583,187
Regency Energy Partners LP,
Sr Note (S)	8.375	12-15-13	B	4,651	4,790,530
TAM Capital, Inc.,
Gtd Note (Brazil) (F)(S)	7.375	04-25-17	BB-	1,605	1,364,250

Packaged Foods & Meats 0.88%					10,521,750

Minerva Overseas Ltd.,
Gtd Note (United Kingdom) (F)(S)	9.500	02-01-17	B	7,890	7,416,600
Sadia Overseas Ltd.,
Note (Brazil) (F)(S)	6.875	05-24-17	BB	3,260	3,105,150

Paper Packaging 1.48%					17,716,944

Graphic Packaging International, Inc.,
Sr Sub Note	9.500	08-15-13	B-	5,550	5,605,500
Gtd Sr Note	8.500	08-15-11	B-	2,100	2,121,000
Smurfit-Stone Container Corp.,
Sr Note	8.375	07-01-12	CCC+	7,990	7,830,200
Sr Note (L)	8.000	03-15-17	CCC+	2,265	2,160,244

Paper Products 0.41%					4,908,750

Pope & Talbot, Inc.,
Deb	8.375	06-01-13	CC	3,000	1,785,000
Sr Note	8.375	06-01-13	CC	5,250	3,123,750

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Publishing 0.41%					4,937,500

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	B+	5,000	4,937,500

Real Estate Management & Development 0.05%					588,000

OMEGA Healthcare Investors, Inc.,
Gtd Sr Note REIT	7.000	04-01-14	BB	600	588,000

Restaurants 0.44%					5,237,539

Dave & Buster's, Inc.,
Gtd Sr Note	11.250	03-15-14	CCC+	3,204	3,059,820
Landry's Restaurants, Inc.,
Gtd Sr Note Ser B	7.500	12-15-14	CCC+	2,175	2,177,719

Specialized Finance 0.86%					10,347,425

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	10,835	10,347,425

Specialty Chemicals 0.24%					2,864,875

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B	2,795	2,864,875

Steel 0.25%					3,035,000

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	3,035	3,035,000

Thrifts & Mortgage Finance 7.64%					91,693,147

American Home Mortgage Assets,
CMO-REMIC Ser 2006-6-XP IO	1.812	12-25-46	AAA	70,632	3,531,595
Banc of America Commercial
Mortgage, Inc.,
CMO-REMIC Ser 2006-5-A4	5.414	09-10-47	AAA	11,640	11,433,786
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
CMO-REMIC Ser 2005-CD1-A4	5.225	07-15-44	AAA	10,270	10,100,149
Crown Castle Towers, LLC,
CMO-REMIC Ser 2006-1A-F (S)	6.650	11-15-36	Ba1	3,210	3,136,651
CMO-REMIC Ser 2006-1A-G (S)	6.795	11-15-36	Ba2	3,835	3,701,810
Countrywide Alternative Loan Trust,
CMO-REMIC Ser 2005-59-2X IO	1.598	11-20-35	AAA	42,056	1,465,397
CMO-REMIC Ser 2006-0A10-XPP IO	1.950	08-25-46	AAA	27,892	1,089,523
CMO-REMIC Ser 2006-OA8-X IO	1.960	07-25-46	AAA	53,037	1,997,191
CMO-REMIC Ser 2007-OA8-X IO	2.000	06-25-47	AAA	37,468	1,686,082
DB Master Finance, LLC,
Sub Bond Ser 2006-1-M1 (S)	8.285	06-20-31	BB	500	513,926
Dominos Pizza Master Issuer, LLC,
Mtg Pass Thru Ctf Ser 2007-1-M1 (S)	7.629	04-25-37	BB	5,660	5,451,774
Global Tower Partners Acquisition
Partners, LLC,
CMO-REMIC Sub Bond Ser 2007-1A-G (S)	7.870	05-15-37	B2	1,840	1,712,488

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Greenwich Capital Commercial
Funding Corp.,
CMO-REMIC Ser 2006-GG7-A4	6.111	07-10-38	AAA	9,865	10,084,446
Indymac Index Mortgage Loan Trust,
CMO-REMIC Ser 2005-AR18-1X	1.352	10-25-36	AAA	101,557	2,903,900
SBA CMBS Trust,
CMO-REMIC Sub Bond Ser 2006-1A-H (S)	7.389	11-15-36	Ba3	2,370	2,257,382
CMO-REMIC Sub Bond Ser 2006-1A-J (S)	7.825	11-15-36	B1	2,015	1,884,668
Suntrust Adjustable Rate Mortgage
Loan Trust,
CMO-REMIC Ser 2007-2-4A1 (P)	5.748	04-25-37	AAA	10,996	10,855,598
WAMU Mortgage Pass-Through Certificates,
CMO-REMIC Ser 2007-0A4-XPPP IO	0.628	04-25-47	Aaa	99,173	1,702,892
CMO-REMIC Ser 2007-0A6-1XPP IO	0.545	07-25-47	Aaa	135,104	1,621,243
CMO-REMIC Ser 2007-0A5-1XPP IO	0.558	06-25-47	Aaa	232,266	2,862,680
Wells Fargo Mortgage-Backed
Securities Trust,
CMO-REMIC Ser 2006-AR12-1A1	6.026	09-25-36	Aaa	11,661	11,699,966

Tobacco 0.58%					6,970,150

Alliance One International, Inc.,
Gtd Sr Note (M)	11.000	05-15-12	B	6,670	6,970,150

Wireless Telecommunication Services 3.55%					42,667,942

American Cellular Corp.,
Sr Note Ser B	10.000	08-01-11	CCC	8,251	8,560,413
Centennial Communications Corp.,
Sr Note	10.000	01-01-13	CCC+	6,955	7,267,975
Digicel Group, Ltd.,
Sr Note (Bermuda) (F)(S)	8.875	01-15-15	Caa2	3,620	3,307,956
Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	6,253	6,612,548
Grupo Iusacell SA de CV,
Sr Sec Note (Mexico) (F)(G)(S)	10.000	12-31-13	CCC-	2,076	1,993,048
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB	2,600	2,617,342
Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)(F)	7.250	12-15-11	BBB+	6,750	6,832,760
Rural Cellular Corp.,
Sr Sub Note (P)	11.106	11-01-12	CCC	2,910	2,997,300
Sr Sub Note (S)	8.360	06-01-13	CCC	2,430	2,478,600

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Capital preferred securities 0.10%					$1,239,489

(Cost $1,351,350)

Gas Utilities 0.10%					1,239,489

KN Capital Trust I	8.560	04-15-27	B-	$1,320	1,239,489

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Issuer		Shares	Value
Common stocks 1.57%			$18,867,071

(Cost $15,900,929)

Casinos & Gaming 0.07%			810,816

Fountainebleau Las Vegas		67,568	810,816
Gold 0.70%			8,452,000

Newmont Mining Corp.		200,000	8,452,000
Integrated Telecommunication Services 0.10%			1,248,546

Chunghwa Telecom Co., Ltd. ADR
(Taiwan) (F)		32,116	562,665
Deutsche Telekom AG ADR (Germany) (F)		8,253	153,506
Manitoba Telecom Services, Inc.
(Canada) (F)		910	42,570
Versatel Telecom International NV
(Netherlands) (C)(I)		590,005	489,805
Precious Metals & Minerals 0.66%			7,889,533

Silver Standard Resources, Inc. (Canada)
(F)(I)(U)		270,097	7,889,533
Wireless Telecommunication Services 0.04%			466,176

USA Mobility, Inc.		25,267	466,176
	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 0.00%			$0

(Cost $968,602)

Marine 0.00%			0

Pacific & Atlantic Holdings, Inc., 7.50%
(B)(G)(I)	CCC	100,913	0

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Tranche loans 0.77%					$9,216,100

(Cost $9,398,687)

Casinos & Gaming 0.41%					4,875,997

Great Canadian Gaming Corp.,
Tranche B (Fac LN318116), 11-28-13			BBB-	4,925	4,875,997

Education Services 0.27%					3,261,528

Riverdeep Interactive Learning Ltd.,
Tranche B (Fac LN304747), 11-28-13			B	$3,333	3,261,528

Health Care Services 0.09%					1,078,575

IM U.S. Holdings, LLC,
Tranche (Fac LN344506), 6-26-15			B-	1,095	1,078,575

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 16.72%					$200,783,215

(Cost $199,840,604)

Government U.S. 5.61%					67,331,699

United States Treasury,
Bond (L)	9.250	02-15-16	AAA	8,600	11,425,238
Bond (L)	8.125	08-15-19	AAA	5,225	6,814,952
Note (L)	4.875	08-15-16	AAA	8,795	9,014,189
Note (L)	4.750	05-15-14	AAA	6,000	6,135,936
Note (L)	4.625	07-31-09	AAA	12,135	12,234,543
Note (L)	4.250	11-15-13	AAA	21,780	21,706,841

Government U.S. Agency 11.11%					133,451,516

Federal Home Loan Mortgage Corp.,
CMO REMIC 3154-PM	5.500	05-15-34	AAA	13,002	12,624,241
CMO REMIC 3228-PL	5.500	10-15-34	AAA	25,320	24,495,082
Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	6,315	6,310,036
30 Yr Pass Thru Ctf (M)	6.000	09-15-34	AAA	5,980	5,972,525
30 Yr Pass Thru Ctf	6.000	01-01-37	AAA	17,211	17,195,999
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	9,763	9,535,367
30 Yr Pass Thru Ctf	5.499	03-01-37	AAA	8,604	8,553,494
30 Yr Pass Thru Ctf (M)	Zero	09-15-34	AAA	18,840	18,398,428
CMO-REMIC Ser 2006-117-PD	5.500	07-25-35	AAA	16,925	16,393,484
CMO-REMIC Ser 2006-65 TE	5.500	05-25-35	AAA	6,470	6,292,532
CMO-REMIC Ser 2006-84-MP	5.500	08-25-35	AAA	7,905	7,680,328

John Hancock
Strategic Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Issuer		Shares	Value
Warrants 0.03%			$357,338

(Cost $609,820)

Broadcasting & Cable TV 0.00%			7,572

Virgin Media, Inc. (I)		28,043	7,572
Diversified Metals & Mining 0.03%			349,766

New Gold, Inc. (Canada) (F)(I)		296,000	349,766

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 13.31%			$159,721,135

(Cost $159,721,135)

Joint Repurchase Agreement 3.75%			44,990,000

Joint Repurchase Agreement with
Barclay's Plc dated 8-31-2007 at 5.100%
to be repurchased at $45,015,494 on
9-04-2007, collateralized by $44,836,659
U.S. Treasury Inflation Indexed Note,
2.000% due 1-15-2016 (valued
at $45,889,800, including interest)	5.100%	$44,990	44,990,000
		Shares
Cash Equivalents 9.56%			114,731,135

John Hancock Cash Investment Trust (T)(W)		114,731,135	114,731,135

Total investments (Cost $1,328,751,761) 110.97%			$1,332,232,861

Other assets and liabilities, net (10.97%)			($131,651,637)

Total net assets 100.00%			$1,200,581,224

The percentage shown for each investment
category is the total value of that category as
a percentage of the net assets of the Fund.

John Hancock
Strategic Income Fund
Notes to Schedule of Investments
August 31, 2007 (unaudited)

ADR American depositary receipt.

IO Interest only (carries notional principal amount).

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $0.00 or 0.00% of the Fund's net assets of August 31, 2007.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of August 31,2007.

(M) These securities having an aggregate value of $24,370,953, or 2.03% of the Fund's net assets, have been purchased as a forward commitments - that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $26,697,063 of Government of Canada, 4.00% 6-1-16 and Alliance One International, Inc., 11.00%, 5-15-12 has been segregated to cover the forward commitments.

(P) Represents rate in effect on August 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $144,064,291 or 12.00% of the Fund's net assets as of August 31, 2007.

(T) Represents investment of securities lending collateral.

Notes to Schedule of Investments - Page 1

John Hancock
Strategic Income Fund
Notes to Schedule of Investments
August 31, 2007 (unaudited)

(U) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table following these footnotes.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on August 31, 2007, including short-term investments, was $1,328,751,761. Gross unrealized appreciation and depreciation of investments aggregated $25,264,563 and $21,783,463, respectively, resulting in net unrealized appreciation of $3,481,100.

Notes to Schedule of Investments - Page 2

John Hancock
Strategic Income Fund
Summary of written options outstanding on
August 31, 2007 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
Silver Standard Resources, Inc.	2,700	$40	09-22-07	($8,100)

				($8,100)
Written options for the three months ended August 31, 2007 were as follows:
	NUMBER OF CONTRACTS		PREMIUMS RECEIVED

Outstanding, beginning of period	205,850,000		$1,821,646
Options written	327,161,379		2,701,097
Options closed	(138,289,600)		(994,788)
Options exercised	(169,515,950)		(1,106,664)
Options expired	(225,203,129)		(2,163,180)

Outstanding, end of period	2,700		$258,111

Summary of written options

John Hancock
Strategic Income Fund
Forward foreign currency exchange contracts
August 31, 2007 (unaudited)

			Unrealized
	Principal amount		Appreciation
Currency	covered by contract	Settlement Date	(depreciation)

BUYS
Australian Dollar	$133,100,000	Sep-07	($5,375,462)
Canadian Dollar	$169,121,665	Sep-07	($2,064,581)
Euro	$554,840,000	Sep-07	($374,533)
Japenese Yen	$359,961,000	Sep-07	($117,691)
New Zealand Dollar	$41,400,000	Sep-07	($2,687,618)

			($10,619,886)
SELLS
Australian Dollar	$205,575,000	Sep-07	$7,968,558
Canadian Dollar	$413,770,481	Sep-07	($649,291)
Euro	$637,722,500	Sep-07	($1,193,637)
Japenese Yen	$362,421,000	Sep-07	($138,998)
New Zealand Dollar	$117,195,000	Sep-07	$5,842,959
Pound Sterling	$7,630,000	Sep-07	$2,511

			$11,832,101

Forward foreign currency exchange contracts

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments - Page 3

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or notional) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (credit risk) or if the Fund is unable to offset a contract with a counterparty on a timely basis (liquidity risk). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

Notes to Schedule of Investments - Page 4

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Notes to Schedule of Investments - Page 5

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q1 8/07
10/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 26, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 26, 2007